Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Apr. 01, 2016
Registrant Name	dei_EntityRegistrantName	Elevation ETF Trust
CIK	dei_EntityCentralIndexKey	0001655319
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Apr. 01, 2016
Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2016
Prospectus Date	rr_ProspectusDate	Apr. 01, 2016
Dhandho Junoon ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION Dhandho Junoon ETF (the “Fund”)
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock

The Fund seeks investment results that correspond (before fees and expenses) generally to the performance of its underlying index, the Dhandho Junoon Index (ticker symbol NOON) (the “Underlying Index”).

Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the table or the expense example below.

Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund will commence operations on or after the date of this Prospectus, there is no turnover data available.

Expense Exchange Traded Fund Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the table or the expense example below.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” are based on estimated amounts for the current fiscal year and are calculated as a percentage of the Fund’s net assets.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund will seek investment results that correspond (before fees and expenses) generally to the performance of the Underlying Index. The Underlying Index utilizes a proprietary, rules-based methodology developed by Indxx LLC (the “Index Provider”) to select approximately 100 U.S. equity securities, master limited partnerships (“MLPs”) and American depositary receipts (“ADRs”) listed on the New York Stock Exchange (“NYSE”), NYSE Arca, Inc. (“NYSE Arca”) and the NASDAQ Stock Market from three categories of issuers—“Share Buyback,” “Spin-off” and "Select Value Manager Holdings." The methodology and criteria used to select the components of the Underlying Index are described in more detail below.

Share Buyback

To qualify for the Share Buyback category, issuers must have repurchased between 1% to 26% of their shares outstanding during the trailing 12 month period measured one quarter preceding the Underlying Index’s rebalancing date and have a market capitalization of at least $1 billion. The securities from this universe are then ranked from highest to lowest based on the percentage of shares repurchased and the 33 issuers with the highest such percentages are selected for inclusion in the Underlying Index.

Spin-off

To qualify for the Spin-off category, issuers must have been spun-off from their parent companies in the past 12-84 months and have a market capitalization of at least $500 million. The securities from this universe are then ranked based on how recently the spin-off occurred and the 25 to 33 issuers with the most recent spin-off dates are selected for inclusion in the Underlying Index.

Select Value Manager Holdings

To qualify for the Select Value Manager Holdings category, issuers must have been held by one of 22 selected value hedge funds during the preceding quarter as reported on their Form 13F filings, and the issuers must have a market capitalization of at least $1 billion. The securities from this universe are then grouped by hedge fund and ranked within each group from largest position to smallest position held by each hedge fund. The 34 issuers with the largest position in the hedge funds are selected for inclusion in the Underlying Index, subject to a predetermined limit per hedge fund. During reconstitutions, the hedge funds will be selected by an independent investment committee based upon the committee’s selection criteria including, that the hedge fund must have (i) at least five years of Form 13F filings, (ii) assets under management of at least $500 million, and (iii) an increase in assets under management at least equal to the Consumer Price Index in the last 12 months.

Initially, the Underlying Index allocated its exposure 75% to the Share Buyback category, 5% to the Spin-off category and 20% to the Select Value Manager Holdings category and the constituents were equally-weighted within each category. At each rebalance, proceeds from any corporate actions, dividends and sales of securities, are allocated as follows:

Share Buyback. 35% is invested in constituents that are more than three years old in the category; 35% is invested in constituents that are two to three years old in the category; and 30% is invested in new constituents that enter the category during the rebalance. The proceeds are allocated among the constituents equally within each group.

Spin-off. 50% is allocated to existing category constituents and 50% is allocated to new category constituents. The proceeds are allocated among the constituents equally within each group.

Select Value Manager Holdings. 100% is allocated equally among new category constituents. If there are no new constituents, proceeds are allocated equally among the existing constituents.

The Fund will normally invest at least 90% of its net assets in securities that comprise the Underlying Index. Under normal conditions, the Fund generally will invest in all of the securities that comprise the Underlying Index in proportion to their weightings in the Underlying Index; however, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Underlying Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Underlying Index or utilize various combinations of other available investment techniques in seeking performance which corresponds to the performance of the Underlying Index.

To the extent the Underlying Index is concentrated in a particular industry, the Fund will be concentrated more or less to the same extent in that industry. The Fund is non-diversified, and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk including the possible loss of the entire principal amount that you invest.

Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Concentration Risk. The Fund seeks to track the Underlying Index, which itself may have concentration in certain regions, economies, countries, markets, industries or sectors. To the extent that the Underlying Index concentrates in the securities of issuers in a particular region, economy, country, market, industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, such region, economy, country, market, industry or sector may be out of favor and underperform other regions, economies, countries, markets, industries, sectors or the market as a whole

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. Such divergence is often referred to as “tracking error.” Tracking error may occur because of differences between the securities or other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index or the need to meet various new or existing regulatory requirements. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. This risk may be heightened during times of increased market volatility or other unusual market conditions.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Foreign Investment Risk. Since the Underlying Index may include ADRs, the Fund’s investments involve risks of investing in foreign securities in addition to the risks associated with domestic securities. In general, foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign companies often are subject to less stringent requirements regarding accounting, auditing, financial reporting and record-keeping than are U.S. companies, and therefore, not all material information regarding these companies will be available.

ADR Risk. ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing directly underlying foreign securities in their national markets and currencies. However, ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Risks of Investing in MLP Units. An MLP is an entity that is classified as a partnership under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and whose partnership interests or “units” are traded on securities exchanges like shares of corporate stock. Securities issued by MLPs may experience limited trading volumes and, thus, may be relatively illiquid or volatile at times. An investment in MLPs involves risks that differ from a similar investment in equity securities, such as common stock, of a corporation. Investments in MLPs units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks, (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights and (iv) conflicts of interest between the general partner or managing member and its affiliates and the limited partners or members. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region.

Tax Risks. The Fund intends to qualify for treatment as a “regulated investment company” (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), by meeting certain source-of-income, asset diversification and annual distribution requirements. RICs are generally subject to favorable tax treatment under the Code. To meet the diversification requirements, the Fund must generally limit its investments in MLPs to no more than 25% of the Fund's total assets. If the Fund fails to qualify for treatment as a RIC, the Fund may be subject to tax on its income at corporate rates, distributions from the Fund may be taxable to shareholders, and shareholders' returns on their investments in the Fund could be significantly reduced.

Risks Related to Form 13F Data. The Form 13F filings used to select the securities in the Underlying Index are filed up to 45 days after the end of each calendar quarter. Therefore a given hedge fund may have already sold its position by the time the security is added to the Underlying Index. Furthermore, the Form 13F filing may only disclose a subset of a particular hedge fund’s holdings, as not all securities are required to be reported on the Form 13F. As a result, the Form 13F may not provide a complete picture of the holdings of a given hedge fund. The Select Value Manager Holdings category of the Underlying Index may not be representative of a hedge fund’s universe or the strategies that give rise to the reported holdings. Because the Form 13F filings are publicly available, it is possible that other investors are also monitoring these filings and investing accordingly. This may result in inflation of the share price of securities in which the Fund invests.

Large-Capitalization Company Risk. Large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods. Also, larger companies may fall out of favor with the investing public as a result of market, political and economic conditions, including for reasons unrelated to their businesses or economic fundamentals.

Small- and Mid- Capitalization Company Risk. Investments in securities of small- and mid-capitalization companies are subject to the risks of common stocks. Investments in smaller companies may involve greater risks because these companies generally have a limited track record. Smaller companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.

Value Risk. “Value” securities are subject to the risk that the valuations never improve or that the returns on “value” securities are less than returns on other styles of investing or the overall stock market. Thus, the value of the Fund’s investments will vary and, at times, may be lower than that of other types of investments.

Issuer Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issues can be more volatile than that of larger issues.

Fluctuation of Net Asset Value. The net asset value (“NAV”) of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for Shares on NYSE Arca. ALPS Advisors, Inc. (the “Adviser”) cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Underlying Index trading individually or in the aggregate at any point in time.

Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

May Lose Money	rr_RiskLoseMoney	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund has not completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Underlying Index and a benchmark index selected for the Fund.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Underlying Index and a benchmark index selected for the Fund.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not completed a full calendar year of investment operations.
Dhandho Junoon ETF | Dhandho Junoon ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JUNE
Management fees	rr_ManagementFeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.75%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 77
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 240
Summit Water Infrastructure Multifactor ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION Summit Water Infrastructure Multifactor ETF (the “Fund”)
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock

The Fund seeks investment results that correspond (before fees and expenses) generally to the performance of its underlying index, the Zacks Global Water Index (ticker symbol ZAXWTRX) (the “Underlying Index”).

Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the table or the expense example below.

Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund will commence operations on or after the date of this Prospectus, there is no turnover data available.

Expense Exchange Traded Fund Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the table or the expense example below.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” are based on estimated amounts for the current fiscal year and are calculated as a percentage of the Fund’s net assets.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund will seek investment results that correspond (before fees and expenses) generally to the performance of the Underlying Index. The Underlying Index is a rules-based index intended to provide investors with exposure to water-related businesses globally, which may include emerging markets. The Underlying Index generally consists of 30-50 stocks that are selected by Zacks Index Services (the “Index Provider”) from a universe of domestic and international companies involved in water-related businesses (the “Index Universe”) pursuant to the criteria and methodology described in more detail below.

To be included in the Index Universe, companies must be listed on a global stock exchange, have a market capitalization of no less than $200 million, and have a three-month average daily trading value greater than $400,000. Stocks traded on local exchanges in China are ineligible. The Index Provider then selects stocks for inclusion in the Underlying Index through the use of a proprietary ranking and weighting methodology designed to identify the stocks in the Index Universe that primarily derive their revenue from water-related business activities and provide the greatest potential in terms of yield and risk/return. The Index Provider also considers the geographic origin of stock issuers and seeks to maintain global diversification among the constituents of the Underlying Index. The goal of global diversification is secondary, however, to the criteria described above and it is possible, though not anticipated, that the Underlying Index may not be globally diversified from time to time. Subject to the minimum capitalization criteria referenced above, the Underlying Index may include large-, mid-, or small capitalization companies. Water-related businesses include entities engaged in delivering water-related products or services in the industrials, utilities and energy sectors, which include the following business lines: water-related pumps, pipes, valves, filtration, treatment, storage, water rights, chemicals, delivery (utilities), desalinization, ultra-purification (in the manufacturing process or medical equipment), ballast water (ship water treatment), plumbing, water efficiency and metering. The constituents of the Underlying Index, and the degree to which the constituents represent certain industries, may change over time.

The Fund generally will invest in all of the stocks that comprise the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of the stocks in the Underlying Index in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Underlying Index in proportions expected by ALPS Advisors, Inc. (the “Adviser”) to correspond as closely as possible to the performance of the Underlying Index. There may also be instances in which the Adviser may choose to overweight a stock in the Underlying Index, purchase (or sell) stocks not in the Underlying Index which the Adviser believes are appropriate to substitute for one or more Underlying Index constituents, or utilize various combinations of other available investment techniques, in seeking to correspond, before fees and expenses, generally to the performance of the Underlying Index. In addition, from time to time, stocks are added to or removed from the Underlying Index. The Fund may sell stocks that are represented in the Underlying Index or purchase stocks that are not yet represented in the Underlying Index in anticipation of their removal from or addition to the Underlying Index.

To the extent the Underlying Index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

In accordance with 1940 Act rules, the Fund has adopted a policy to invest at least 80% of the value of net assets (plus the amount of any borrowing for investment purposes) in securities of companies that are involved in or related to the water industry, as suggested by its name (an “80% investment policy”). The Underlying Index is comprised entirely of securities of companies that are involved in or related to the water industry. Therefore, the Fund anticipates meeting its 80% investment policy by investing at least 90% of the value of its total assets in securities that comprise the Underlying Index.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk including the possible loss of the entire principal amount that you invest.

Equity Risk. A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. In addition, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Foreign Investment Risk. The Fund’s investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less liquidity generally, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Further, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. The Fund will not enter into transactions to hedge against declines in the value of the Fund’s assets that are denominated in a foreign currency.

Emerging Markets Risk. The Fund may invest in securities and instruments that are economically tied to emerging market countries. Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Investing in foreign countries, particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. Countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times. To the extent a substantial portion of the Underlying Index consists of securities from underling issuers located in particular geographic areas, natural disasters, such as volcano eruptions, tsunamis, earthquakes, floods, hurricanes, typhoons, epidemics, or other such events, could have significant impact on the performance and/or risk of the Fund.

Small- and Mid- Capitalization Company Risk. Investments in securities of small- and mid-capitalization companies are subject to the risks of common stocks. Investments in smaller companies may involve greater risks because these companies generally have a limited track record. Smaller companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.

Large-Capitalization Company Risk. Large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods. Also, larger companies may fall out of favor with the investing public as a result of market, political and economic conditions, including for reasons unrelated to their businesses or economic fundamentals.

Concentration Risk. The Fund seeks to track the Underlying Index, which itself may have concentration in certain regions, economies, countries, markets, industries or sectors. To the extent that the Underlying Index concentrates in the securities of issuers in a particular region, economy, country, market, industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, such region, economy, country, market, industry or sector may be out of favor and underperform other regions, economies, countries, markets, industries, sectors or the market as a whole.

Risks of Investing in the Water Industry. The Fund’s investments in the water industry may underperform relative to the general market, returns on investments in other sectors or fixed-income securities. The water industry can be significantly affected by the availability of water, the level of rainfall and the occurrence of other climactic and environmental events, changes in water consumption and water conservation. Furthermore, because the Fund will focus its investments in tracking just the water industry, economic downturns and global and domestic events affecting the water industry will have a greater impact on the Fund than would be the case if the Fund’s investments were more diversified. These events may include governmental regulation and institutional change, inflation, an increase in the cost of raw materials, an increase in interest rates, technological advances, changes in consumer sentiment and spending and changes in government spending.

Energy Sector Risk. To the extent that the Fund’s investments are exposed to issuers conducting business in the energy sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy and energy commodities sectors. The prices of the securities of companies operating in the energy sector and energy sector commodities may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

Industrials Sector Risk. Stock prices for the types of companies included in the industrial sector are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Utilities Sector Risk. Stock prices for companies in the utilities sector are affected by supply and demand, operating costs, governmental regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. Utility companies also are vulnerable to natural disasters, terrorist attacks, government intervention or other factors may render a utility company’s equipment unusable or obsolete and negatively impact profitability. Among the risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with federal and state safety regulations; and the effects of energy conservation and regulatory changes.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. Such divergence is often referred to as “tracking error.” Tracking error may occur because of differences between the securities or other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index or the need to meet various new or existing regulatory requirements. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. This risk may be heightened during times of increased market volatility or other unusual market conditions.

Issuer Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issues can be more volatile than that of larger issues.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Fluctuation of Net Asset Value. The net asset value (“NAV”) of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for Shares on NYSE Arca, Inc. (the “NYSE Arca”). The Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Underlying Index trading individually or in the aggregate at any point in time.

Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

May Lose Money	rr_RiskLoseMoney	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund has not completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Underlying Index and a benchmark index selected for the Fund.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Underlying Index and a benchmark index selected for the Fund.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not completed a full calendar year of investment operations.
Summit Water Infrastructure Multifactor ETF | Summit Water Infrastructure Multifactor ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTRX
Management fees	rr_ManagementFeesOverAssets	0.80%
Other expenses	rr_OtherExpensesOverAssets	none	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.80%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 82
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 255

[1]	"Other expenses" are based on estimated amounts for the current fiscal year and are calculated as a percentage of the Fund's net assets.
[2]	"Other expenses" are based on estimated amounts for the current fiscal year and are calculated as a percentage of the Fund's net assets.